Ordinary Shares (Details) - USD ($)				12 Months Ended
		Oct. 20, 2024	Aug. 23, 2024	Jun. 30, 2025	Jun. 30, 2024	Nov. 19, 2024
Ordinary Shares [Line Items]
Ordinary shares authorized	[1]			500,000,000	500,000,000
Ordinary share par value (in Dollars per share)	[1]			$ 0.0001	$ 0.0001
Ordinary shares issued	[1]			72,243,992	50,716,451
Ordinary shares outstanding	[1]			72,243,992	50,716,451
Shares issued				99,085
Converted ordinary shares				67,482,407
Authorized share capital (in Dollars)					$ 50,000
Share dividend					5,000,000,000
Designated ordinary shares					4,968,808,414
Investment funds (in Dollars)						$ 20,000,000
Converted exchange ratio				1:0.4841
Scage International Group [Member]
Ordinary Shares [Line Items]
Ordinary shares issued				108,208,805
Ordinary shares outstanding				108,208,805
MOUETTE CAPITAL COMPANY LTD. (“MOUETTE”) [Member]
Ordinary Shares [Line Items]
Ordinary share par value (in Dollars per share)		$ 0.00001	$ 0.00001
Ordinary shares issued		1,721,171
Purchase price of shares (in Dollars per share)		$ 5.81	$ 5.81
Aggregate purchase price (in Dollars)		$ 10,000,000	$ 10,000,000
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares outstanding				4,561,585
Series Angel Convertible Redeemable Preferred Shares [Member]
Ordinary Shares [Line Items]
Convertible preferred shares				13,613,762
Preferred shares par value (in Dollars per share)				$ 0.00001
Series Pre-A Convertible Redeemable Preferred Shares [Member]
Ordinary Shares [Line Items]
Convertible preferred shares				12,495,712
Preferred shares par value (in Dollars per share)				$ 0.00001
Shares issued				12,495,712
Series A Convertible Redeemable Preferred Shares [Member]
Ordinary Shares [Line Items]
Convertible preferred shares				755,383
Preferred shares par value (in Dollars per share)				$ 0.00001
Shares issued				5,082,112
Convertible Redeemable Preferred Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares issued				31,191,586
Ordinary shares outstanding				31,191,586
Conversion of Convertible Redeemable Preferred Shares [Member]
Ordinary Shares [Line Items]
Convertible preferred shares				31,191,586
Conversion of shares issued				52,382,856
Conversion of Convertible Redeemable Preferred Shares [Member] | Scage International Group [Member]
Ordinary Shares [Line Items]
Ordinary shares issued				108,208,805
Ordinary shares outstanding				108,208,805
IPO [Member] | Public Shares [Member]
Ordinary Shares [Line Items]
Shares issued				99,085
IPO [Member] | Sponsor Shares [Member]
Ordinary Shares [Line Items]
Shares issued				4,312,500
IPO [Member] | EBC Founder Shares [Member]
Ordinary Shares [Line Items]
Shares issued				150,000
EBC Founder Shares [Member]
Ordinary Shares [Line Items]
Shares issued				150,000
Converted ordinary shares				4,561,585
Sponsor Shares [Member]
Ordinary Shares [Line Items]
Shares issued				4,312,500
Common Stock [Member]
Ordinary Shares [Line Items]
Ordinary shares authorized				500,000,000
Ordinary share par value (in Dollars per share)				$ 0.0001	$ 0.00001
Ordinary shares issued					104,766,463	3,442,342
Ordinary shares outstanding					104,766,463
Shares issued				4,561,585
Aggregate shares				67,482,407
Conversion of shares issued				15,099,551
Common Stock [Member] | MOUETTE CAPITAL COMPANY LTD. (“MOUETTE”) [Member]
Ordinary Shares [Line Items]
Ordinary shares issued			1,721,171
Common Stock [Member] | Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares issued				4,561,585
Preferred Stock [Member] | Series A Convertible Redeemable Preferred Shares [Member]
Ordinary Shares [Line Items]
Convertible preferred shares				5,082,112
Shares issued				13,613,762

[1]	Par value of ordinary shares, share data and accumulated deficit have been retroactively restated to give effect to the Reverse Recapitalization (defined below) related to the Business Combination (defined below) completed on June 27, 2025. (Note 1 and Note 15)